STATEMENT OF INVESTMENTS
BNY Mellon Research Growth Fund, Inc.

November 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Capital Goods - 6.3%
AMETEK, Inc.	170,449		26,458,798
Howmet Aerospace, Inc.	219,330		11,536,758
Ingersoll Rand, Inc.	351,295		25,093,002
Trane Technologies PLC	118,663		26,747,827
			89,836,385
Commercial & Professional Services - 2.7%
Cintas Corp.	36,436		20,158,217
Veralto Corp.	103,531	[a]	7,997,770
Waste Connections, Inc.	75,944		10,289,653
			38,445,640
Consumer Discretionary Distribution - 9.7%
Amazon.com, Inc.	811,692	[a]	118,580,084
Chewy, Inc., Cl. A	254,963	[a,b]	4,441,455
RH	30,326	[a]	8,187,110
Ross Stores, Inc.	59,863		7,804,938
			139,013,587
Consumer Durables & Apparel - 1.0%
Lululemon Athletica, Inc.	22,366	[a]	9,993,129
Peloton Interactive, Inc., Cl. A	838,308	[a]	4,744,823
			14,737,952
Consumer Services - 1.5%
Planet Fitness, Inc., Cl. A	158,652	[a]	10,778,817
Restaurant Brands International, Inc.	147,978	[b]	10,518,276
			21,297,093
Energy - 4.2%
EQT Corp.	866,447		34,623,222
Schlumberger NV	484,827		25,230,397
			59,853,619
Financial Services - 2.9%
Ares Management Corp., Cl. A	122,344		13,733,114
Block, Inc.	431,697	[a]	27,382,541
			41,115,655
Health Care Equipment & Services - 7.8%
Align Technology, Inc.	62,381	[a]	13,337,058
Boston Scientific Corp.	280,228	[a]	15,661,943
DexCom, Inc.	234,198	[a]	27,054,553
Intuitive Surgical, Inc.	80,622	[a]	25,060,542
UnitedHealth Group, Inc.	55,199		30,523,391
			111,637,487

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Materials - 1.5%
Alcoa Corp.	478,495		12,852,376
CF Industries Holdings, Inc.	120,045		9,021,382
			21,873,758
Media & Entertainment - 9.8%
Alphabet, Inc., Cl. C	841,386	[a]	112,678,413
Netflix, Inc.	28,256	[a]	13,392,496
The Walt Disney Company	148,713		13,784,208
			139,855,117
Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
Alnylam Pharmaceuticals, Inc.	49,483	[a]	8,325,515
BioMarin Pharmaceutical, Inc.	107,263	[a]	9,769,514
Bio-Techne Corp.	198,875		12,509,237
Danaher Corp.	68,586		15,315,940
Eli Lilly & Co.	35,744		21,126,134
Illumina, Inc.	189,618	[a]	19,331,555
Repligen Corp.	69,439	[a]	10,919,283
Sarepta Therapeutics, Inc.	165,159	[a]	13,424,123
Zoetis, Inc.	57,351		10,132,201
			120,853,502
Real Estate Management & Development - 2.3%
CoStar Group, Inc.	403,478	[a]	33,504,813
Semiconductors & Semiconductor Equipment - 8.4%
Applied Materials, Inc.	157,524		23,593,945
NVIDIA Corp.	204,710		95,742,867
			119,336,812
Software & Services - 21.9%
Ansys, Inc.	68,874	[a]	20,204,877
Bill Holdings, Inc.	94,983	[a]	6,218,537
Dynatrace, Inc.	229,124	[a]	12,269,590
HubSpot, Inc.	48,046	[a]	23,731,361
Microsoft Corp.	364,988		138,297,603
MongoDB, Inc.	29,962	[a]	12,456,402
Roper Technologies, Inc.	47,430		25,529,197
Shopify, Inc., Cl. A	513,846	[a]	37,418,266
Snowflake, Inc., Cl. A	83,360	[a]	15,645,005
Twilio, Inc., Cl. A	325,747	[a]	21,069,316
			312,840,154
Technology Hardware & Equipment - 8.6%
Apple, Inc.	645,368		122,587,652
Transportation - 1.5%
Uber Technologies, Inc.	389,319	[a]	21,949,805
Total Common Stocks (cost $797,336,430)			1,408,739,031

	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $20,281,608)	5.41	20,281,608	[c]	20,281,608

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $769,652)	5.41	769,652	[c]	769,652
Total Investments (cost $818,387,690)		100.1%		1,429,790,291
Liabilities, Less Cash and Receivables		(.1%)		(1,144,255)
Net Assets		100.0%		1,428,646,036

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $751,852 and the value of the collateral was $769,652. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,408,739,031	-	-	1,408,739,031
Investment Companies	21,051,260	-	-	21,051,260

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized appreciation on investments was $611,402,601, consisting of $695,380,242 gross unrealized appreciation and $83,977,641 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.